ACCOUNTS AND OTHER RECEIVABLE, NET - Current and Non-current Balances (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Current, net	$ 1,364	$ 1,352
Non-current, net
Accounts receivable	77	283
Retainer on customer contract	77	70
Billing rights	668	733
Loan receivable from Brookfield Business Partners	1,149	1,131
Total non-current, net	1,971	2,217
Total	$ 3,335	$ 3,569